Note 25 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value adjustments (note 6)	$ (18,224)	$ (8,928)
Less: current portion	5,802	16,813
Non-current portion	109,841	68,180
Fair Value, Inputs, Level 3 [Member]
Balance	84,993	93,865
Amounts recognized on acquisitions	23,717
Fair value adjustments (note 6)	23,393	10,849
Resolved and settled in cash	(17,249)	(19,665)
Other	788	(56)
Balance	115,643	84,993
Less: current portion	5,802	16,813
Non-current portion	$ 109,841	$ 68,180